IMPAIRMENT LOSS (Tables)	12 Months Ended
Dec. 31, 2024
Impairment Loss
Schedule of impairment loss
	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022

Acquisition of Shengruihao - goodwill	$—	$—	$3,681
Impairment loss	—	—	(3,681)